Pension and Postretirement Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Postretirement Benefits
17.	PENSION AND POSTRETIREMENT BENEFITS

In addition to the state pension and social insurance required by the Russian legislation, the Group has a number of defined benefit occupational pension plans that cover the majority of production employees and some other postretirement benefit plans.

A number of the Group’s companies provide their former employees with old age retirement pensions. The old age retirement pension is conditional to the member qualifying for the state old age pension. Some employees are also eligible for an early retirement in accordance with the state pension regulations and specific coal industry rules (so-called “territorial treaties”), which also provide for certain post retirement benefits in addition to old age pensions. Additionally the Group voluntarily provides financial support, of a defined benefit nature, to its old age and disabled pensioners, who did not acquire any pension under the occupational pension program.

The Group also provides several types of long-term employee benefits such as death-in-service benefit and invalidity pension of a defined benefit nature. The Group may also provide the former employees with reimbursement of coal and wood used for heating purposes. In addition, one-time lump sum benefits are paid to employees of a number of the Group’s companies upon retirement depending on the employment service with the Group and the salary level of an individual employee. All pension plans are unfunded until the qualifying event occurs.

Several entities contribute certain amounts to non-state pension fund (Mechel Fund), which, together with amounts earned from investing the contributions, are intended to provide pensions to members of pension plans. However, pursuant to agreements between the Group and these non-state pension funds, under certain circumstances, these assets are not effectively restricted from possible withdrawal by the employer. Based on this fact, these assets do not qualify as “plan assets” under U.S. GAAP and these pension schemes are considered to be fully unfunded.

During 2010, the Group introduced a new corporate plan for the majority of the Russian entities except for Yakutugol. During 2011, the Group also introduced a new corporate plan for Yakutugol. As a result the Group ceased to bear any liabilities to provide either pension or lump sum upon retirement benefits, or both, to the employees who do not participate in the corporate pension plan. In addition, the Group terminated the provision of the guarantees concerning the amount of the pension provided via a non-state pension fund to those employees who were born after a certain year.

As of December 31, 2014, there were 56,508 active participants under the defined benefit pension plans and 40,574 pensioners receiving monthly pensions or other regular financial support from these plans. As of December 31, 2013, the related figures were 59,199 and 33,913, respectively. The majority of employees at the Group’s major subsidiaries belong to the trade unions.

Actuarial valuation of pension and other post employment and postretirement benefits was performed in March 2015, with the measurement date of December 31, 2014. Members’ census data as of that date was collected for all relevant business units of the Group.

Pension costs determined by the Group are supported by an independent qualified actuary, and are charged to the statements of operations and comprehensive income (loss) ratably over employees’ working service with the Group.

As of December 31, 2014 and 2013, net projected benefit obligation and other postretirement benefit obligations amounted to $78,878 and $123,103, respectively.

Projected benefit obligation

The movements in the projected benefit obligation (“PBO”) were as follows during the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Projected benefit obligation at beginning of year	128,693	153,169	120,906
Service cost	3,698	5,476	4,328
Interest cost	5,694	9,536	9,859
Obligations arising from acquisitions and other	451	510	13,883
Benefits paid	(4,978)	(12,667)	(16,535)
Benefits liabilities reclassified to Accrued expenses and other current liabilities	(1,338)	—	—
Actuarial (gain) loss	2,534	(10,958)	13,223
Plan amendments	(1,946)	—	3,290
Curtailment gain	(1,496)	(8,043)	(2,999)
Translation difference	(47,418)	(8,330)	7,214

Projected benefit obligation at end of year	83,894	128,693	153,169

Plan assets
Fair value of plan assets at beginning of year	5,590	5,411	—
Employer contributions	145	278	—
Benefits paid	(409)	(1,046)	—
Expected return on plan assets	181	209	—
Actuarial gains on plan assets	163	535	—
Plan assets arising from acquisitions	—	—	5,411
Translation difference	(654)	203	—

Fair value of plan assets at the end of year	5,016	5,590	5,411

Funded status	(78,878)	(123,103)	(147,758)

Upon the acquisition of Cognor on September 25, 2012 (Note 4(a)), the Group recognized additional pension obligation in the amount of $8,472, including projected benefit obligation of $13,883 and plan asset of $5,411.

The curtailment gain of $8,043 was recognized in 2013 due to disposal of Mechel Targoviste S.A., Mechel Campia Turzii S.A., Ductil Steel, Laminorul S.A., TPP Rousse and redundancies at Mechel-Remservice, SUNP. The actuarial gain of $10,958 in 2013 was recognized as a result of changes in assumptions, including the increase in discount rates and retirement ages, and the decrease in inflation rate.

The curtailment gain of $2,999 was recognized in 2012 due to the redundancies at Romanian entities, the redundancies and the termination of provision of the financial support to future pensioners at SUNP. The actuarial loss of $13,223 in 2012 was recognized as a result of changes in assumptions, including the decrease in discount rates and the decrease in mortality rates.

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Plan assets, net of current portion	—	—
Pension obligation, current portion	18,656	18,578
Pension obligation, net of current portion	60,222	104,525

Total net pension obligation	78,878	123,103

The components of net periodic benefit cost were as follows for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Service cost	3,698	5,476	4,328
Amortization of prior service cost	1,377	1,731	1,922
Interest cost	5,694	9,536	9,859
Amortization of actuarial gain	(5,973)	(3,334)	(4,301)
Curtailment gain	(1,914)	(9,093)	(1,691)
Expected returns on assets	(181)	(209)	—

Net periodic benefit cost	2,701	4,107	10,117

The PBO, accumulated benefit obligation, fair value of plan assets and funded status were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Projected benefit obligation	83,894	128,693
Accumulated benefit obligation	72,810	104,443
Fair value of plan assets	(5,016)	(5,590)

Funded status	78,878	123,103

Amounts recognized in accumulated other comprehensive income (“AOCI”) were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Net gain	(17,494)	(40,286)
Prior service cost	1,868	7,251
Translation difference	2,292	147

Total amount recognised in AOCI	(13,334)	(32,888)

The change in the PBO recognized in OCI was as follows for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Additional (gain) loss arising during the year	2,371	(11,493)	13,223
Less re-classified (gain) loss amortization	(6,509)	(4,538)	(3,103)
Additional prior service cost (credit) from plan amendment	(1,946)	—	3,290
Less re-classified prior service cost amortization	1,495	1,886	2,032
Translation difference	14,115	2,303	(161)

Net amount recognised in other comprehensive income for the year	19,554	(6,538)	17,423

The key actuarial assumptions used to determine benefit obligations were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Discount rate
Russian entities	11.50%	7.90%
German entities	1.60%	3.20%
Ukrainian entities	varying from 13.76% to 6.98%	10.00%
Austrian entities	2.50%	3.50%
Expected return on plan assets
Austrian entities	6.70%	4.32%
Rate of compensation increase
Russian entities	8.90%	6.58%
German entities	4.00%	4.00%
Ukrainian entities	10.60%	5.3%
Austrian entities	2.25%	3.50%

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2014 and 2013:

	2014		2013
Discount rate
Russian entities	for interest cost 7.9 for service cost 11.5	% %	7.00%
German entities	3.20%		3.00%
Ukrainian entities	for interest cost 10 for service cost varying from 13.76% to 6.98	% %	7.00%
Austrian entities	3.50%		3.75%
Expected return on plan assets
Austrian entities	3.50%		3.75%
Rate of compensation increase
Russian entities	8.90%		6.88%
German entities	4.00%		4.00%
Ukrainian entities	10.60%		6.88%
Austrian entities	2.50%		3.50%

The results of sensitivity analysis of PBO as of December 31, 2014 are presented below:

Change in PBO as of December 31, 2014 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	3.62%
Salary growth of 1% p.a. higher than “base case”	2.90%
Staff turnover rate plus 3% p.p. for all ages	-5.94%

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2015:

2015
Transition obligation (asset)	—
Net gain	(3,692)
Prior service cost	914

Total amounts expected to be recognized during 2015	(2,778)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2015	2016	2017	2018	2019	2020-2024	Total
Pensions (including monthly financial support)	17,017	4,890	4,542	4,495	3,862	13,525	48,331
Other benefits	1,639	678	546	461	393	1,223	4,940

Total expected benefits to be paid	18,656	5,568	5,088	4,956	4,255	14,748	53,271

Plan assets

The asset allocation of the investment portfolio was as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Debt instruments	2,518	2,882
Equity instruments	1,365	1,517
Property	156	212
Cash and cash equivalents	532	582
Other assets	445	397

Total plan assets	5,016	5,590

The investment strategy employed by the Group includes an overall goal to attain a maximum investment return with a strong focus on limiting the amount of risk taken. The strategy is to invest with a medium- to long-term perspective while maintaining a level of liquidity through proper allocation of investment assets. Investment policies include rules to avoid concentrations of investments.

The vast majority of plan assets are measured using quoted prices in active markets for identical assets (Level 1 assets).

The investment portfolio is primarily comprised of debt and equity instruments. Real estate and other alternative investments asset can be included when these have favorable return and risk characteristics.

Debt instruments include investment grade and high yield corporate and government bonds with fixed yield and mostly short- to medium maturities.

Equity instruments include selected investments in equity securities listed on active exchange market. The valuation of debt and equity securities is determined using a market approach, and is based on an unadjusted quoted prices.

The expected return on plan assets takes into account historical returns and the weighted average of estimated future long-term returns based on capital market assumptions for each asset category.